Long-term investments (Tables)	12 Months Ended
Dec. 31, 2017
Available-for-sale financial assets [abstract]
Schedule of Long-Term Investments

	2017				2016
	Cost	Total Impairment	AOCI	Fair Value	Cost	Total Impairment	AOCI	Fair Value
	$	$	$	$	$	$	$	$

Available-for-sale investments:
Calibre Mining Corp.	7,844	(4,330)	2,012	5,526	7,844	(4,330)	2,059	5,573
RTG Mining Inc.	13,400	(12,095)	1,283	2,588	13,400	(10,977)	—	2,423
St. Augustine Gold & Copper Ltd.	20,193	(18,658)	91	1,626	20,193	(18,163)	—	2,030
Goldstone Resources Ltd.	20	(18)	2	4	20	(18)	—	2
Balance, end of year	41,457	(35,101)	3,388	9,744	41,457	(33,488)	2,059	10,028